Subsequent Event	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Subsequent Event

Note 17. Subsequent Event

On May 3, 2024, the Company entered into an acquisition agreement (the “Acquisition Agreement”) with FG Acquisition Corp., a special purpose acquisition company (“FGAC”), Strong/MDI, FGAC Investors LLC, and CG Investments VII Inc., (together with FGAC Investors LLC, the “Sponsors”). FGAC’s currently issued and outstanding Class A restricted voting shares (the “Class A Restricted Voting Shares”) and share purchase warrants (the “Warrants”) are listed on the Toronto Stock Exchange (the “TSX”). In addition, FGAC has approximately 2.9 million Class B shares (the “Class B Shares”) issued and outstanding.

Pursuant to the Acquisition Agreement, FGAC intends to acquire, directly or indirectly, all of the outstanding shares in the capital of Strong/MDI (the “MDI Acquisition”). As a result of the MDI Acquisition, Strong/MDI will become a wholly-owned subsidiary of FGAC. The MDI Acquisition values Strong/MDI at a pre-money valuation of $30 million (as adjusted pursuant to the Acquisition Agreement, the “MDI Equity Value”).

In connection with the closing of the MDI Acquisition (the “Closing”), FGAC intends to rename itself Saltire Holdings, Ltd. (“Saltire”). It is a condition of Closing that the common shares of FGA (the “Common Shares”) be listed and the Warrants continue to be listed on the TSX.

On Closing, FGAC will satisfy the Purchase Price (as defined in the Acquisition Agreement) with: (i) cash, in an amount equal to 25% of the net proceeds of a concurrent private placement, if any (the “Cash Consideration”), (ii) the issuance to the Company of preferred shares (“Preferred Shares”) with an initial preferred share redemption amount of $9.0 million, and (iii) the issuance to the Company of that number of Common Shares equal to (a) the MDI Equity Value minus (x) the Cash Consideration and (y) the Preferred Shares, divided by (b) $10.00.

The Closing is conditional on, among other things, there being no legal impediments to Closing and all required authorizations, consents and approvals necessary to effect Closing having occurred, or being filed or obtained, as applicable, the Common Shares being conditionally listed for trading on a stock exchange, the approval of the MDI Acquisition by the holders of Class A Restricted Voting Shares at a meeting of shareholders to be held in connection with the MDI Acquisition, receipts having been obtained for both the preliminary and final prospectus and other usual and customary conditions for transactions of this nature. The obligations of the Company at Closing are also conditional on, among other usual and customary conditions for transactions of this nature, (a) the truth and accuracy of FGAC’s representations and warranties, (b) the compliance and/ or performance by FGAC of its covenants under the Acquisition Agreement, and (c) there having been no material adverse change with respect to FGAC. The Closing is also conditional on, among other usual and customary conditions for transactions of this nature, the following conditions of Closing in favour of FGAC: (a) the truth and accuracy of the Company and Strong/MDI’s representations and warranties, (b) the compliance and/or performance by the Company and MDI of their covenants under the Acquisition Agreement, (c) the completion of all required third party authorizations, consents and approvals, and (d) there having been no material adverse change with respect to Strong/MDI or its business and there being no events, facts or circumstances that shall have occurred which would result or which could reasonably be expected to result, individually or in the aggregate, in a material adverse change with respect to Strong/MDI or its business.

It is anticipated that, upon completion of the MDI Acquisition, on a non-diluted basis and assuming completion of a $10 million private placement and the issuance of 338,560 Common Shares to CG Investments VII Inc. as consideration for its deferred underwriting fee, the Company will hold an ownership interest of approximately 29.6% in Saltire.

FG Group Holdings Inc [Member]
Subsequent Event

18. Subsequent Events

Merger with FG Financial Group, Inc.

On February 29, 2024, FGF and the Company completed the previously announced merger transaction pursuant to the Plan of Merger, dated as of January 3, 2024 (the “Merger Agreement”), by and among the Company, FGF and FG Group LLC, a Nevada limited liability company and wholly owned subsidiary of FGF (the “Merger Sub”). Pursuant to the terms of the Merger Agreement and in accordance with the Nevada Revised Statutes, the Company merged with and into the Merger Sub (the “Merger”), with the Merger Sub as the surviving entity and wholly owned subsidiary of FGF. Following the Merger, FGF changed its name to Fundamental Global Inc. The Merger was unanimously approved by the independent members of the Board of Directors of each of FGF and the Company. Additionally, the Merger was approved by the majority stockholder of FGF and the shareholders of the Company. The Company also filed with the SEC a certification on Form 15 requesting the deregistration of the FGH Common Stock under Section 12(g) of the Exchange Act and the suspension of the Company’s obligations under Section 13 and 15(d) of the Exchange Act.

Sale of Digital Ignition

On April 16, 2024, the Company completed the sale of the Digital Ignition building and wholly owned subsidiary for $6.5 million. The Company received approximately $1.3 million in cash, net of closing costs and repayment of debt. In connection with the sale of the land and building, the Company expects to record an non-cash impairment charge of approximately $1.4 million during the first quarter of 2024 to adjust the carrying value of the assets to the realized value less costs to sell.

Sale of Strong/MDI

On May 3, 2024, the Company entered into an acquisition agreement (the “Acquisition Agreement”) with FG Acquisition Corp., a special purpose acquisition company (“FGAC”), Strong/MDI, FGAC Investors LLC, and CG Investments VII Inc., (together with FGAC Investors LLC, the “Sponsors”). FGAC’s currently issued and outstanding Class A restricted voting shares (the “Class A Restricted Voting Shares”) and share purchase warrants (the “Warrants”) are listed on the Toronto Stock Exchange (the “TSX”). In addition, FGAC has approximately 2.9 million Class B shares (the “Class B Shares”) issued and outstanding.

Pursuant to the Acquisition Agreement, FGAC intends to acquire, directly or indirectly, all of the outstanding shares in the capital of Strong/MDI (the “MDI Acquisition”). As a result of the MDI Acquisition, Strong/MDI will become a wholly-owned subsidiary of FGAC. The MDI Acquisition values Strong/MDI at a pre-money valuation of $30 million (as adjusted pursuant to the Acquisition Agreement, the “MDI Equity Value”).

In connection with the closing of the MDI Acquisition (the “Closing”), FGAC intends to rename itself Saltire Holdings, Ltd. (“Saltire”). It is a condition of Closing that the common shares of FGA (the “Common Shares”) be listed and the Warrants continue to be listed on the TSX.

On Closing, FGAC will satisfy the Purchase Price (as defined in the Acquisition Agreement) with: (i) cash, in an amount equal to 25% of the net proceeds of a concurrent private placement, if any (the “Cash Consideration”), (ii) the issuance to the Company of preferred shares (“Preferred Shares”) with an initial preferred share redemption amount of $9.0 million, and (iii) the issuance to the Company of that number of Common Shares equal to (a) the MDI Equity Value minus (x) the Cash Consideration and (y) the Preferred Shares, divided by (b) $10.00.

The Closing is conditional on, among other things, there being no legal impediments to Closing and all required authorizations, consents and approvals necessary to effect Closing having occurred, or being filed or obtained, as applicable, the Common Shares being conditionally listed for trading on a stock exchange, the approval of the MDI Acquisition by the holders of Class A Restricted Voting Shares at a meeting of shareholders to be held in connection with the MDI Acquisition, receipts having been obtained for both the preliminary and final prospectus and other usual and customary conditions for transactions of this nature. The obligations of the Company at Closing are also conditional on, among other usual and customary conditions for transactions of this nature, (a) the truth and accuracy of FGAC’s representations and warranties, (b) the compliance and/ or performance by FGAC of its covenants under the Acquisition Agreement, and (c) there having been no material adverse change with respect to FGAC. The Closing is also conditional on, among other usual and customary conditions for transactions of this nature, the following conditions of Closing in favor of FGAC: (a) the truth and accuracy of the Company and Strong/MDI’s representations and warranties, (b) the compliance and/or performance by the Company and MDI of their covenants under the Acquisition Agreement, (c) the completion of all required third party authorizations, consents and approvals, and (d) there having been no material adverse change with respect to Strong/MDI or its business and there being no events, facts or circumstances that shall have occurred which would result or which could reasonably be expected to result, individually or in the aggregate, in a material adverse change with respect to Strong/MDI or its business.

It is anticipated that, upon completion of the MDI Acquisition, on a non-diluted basis and assuming completion of a $10 million private placement and the issuance of 338,560 Common Shares to CG Investments VII Inc. as consideration for its deferred underwriting fee, the Company will hold an ownership interest of approximately 29.6% in Saltire.

Strong Global Entertainment Inc [Member]
Subsequent Event

16. Subsequent Event

On May 3, 2024, the Company entered into an acquisition agreement (the “Acquisition Agreement”) with FG Acquisition Corp., a special purpose acquisition company (“FGAC”), Strong/MDI, FGAC Investors LLC, and CG Investments VII Inc., (together with FGAC Investors LLC, the “Sponsors”). FGAC’s currently issued and outstanding Class A restricted voting shares (the “Class A Restricted Voting Shares”) and share purchase warrants (the “Warrants”) are listed on the Toronto Stock Exchange (the “TSX”). In addition, FGAC has approximately 2.9 million Class B shares (the “Class B Shares”) issued and outstanding.

Pursuant to the Acquisition Agreement, FGAC intends to acquire, directly or indirectly, all of the outstanding shares in the capital of Strong/MDI (the “MDI Acquisition”). As a result of the MDI Acquisition, Strong/MDI will become a wholly-owned subsidiary of FGAC. The MDI Acquisition values Strong/MDI at a pre-money valuation of $30 million (as adjusted pursuant to the Acquisition Agreement, the “MDI Equity Value”).

In connection with the closing of the MDI Acquisition (the “Closing”), FGAC intends to rename itself Saltire Holdings, Ltd. (“Saltire”). It is a condition of Closing that the common shares of FGA (the “Common Shares”) be listed and the Warrants continue to be listed on the TSX.

On Closing, FGAC will satisfy the Purchase Price (as defined in the Acquisition Agreement) with: (i) cash, in an amount equal to 25% of the net proceeds of a concurrent private placement, if any (the “Cash Consideration”), (ii) the issuance to the Company of preferred shares (“Preferred Shares”) with an initial preferred share redemption amount of $9.0 million, and (iii) the issuance to the Company of that number of Common Shares equal to (a) the MDI Equity Value minus (x) the Cash Consideration and (y) the Preferred Shares, divided by (b) $10.00.

The Closing is conditional on, among other things, there being no legal impediments to Closing and all required authorizations, consents and approvals necessary to effect Closing having occurred, or being filed or obtained, as applicable, the Common Shares being conditionally listed for trading on a stock exchange, the approval of the MDI Acquisition by the holders of Class A Restricted Voting Shares at a meeting of shareholders to be held in connection with the MDI Acquisition, receipts having been obtained for both the preliminary and final prospectus and other usual and customary conditions for transactions of this nature. The obligations of the Company at Closing are also conditional on, among other usual and customary conditions for transactions of this nature, (a) the truth and accuracy of FGAC’s representations and warranties, (b) the compliance and/ or performance by FGAC of its covenants under the Acquisition Agreement, and (c) there having been no material adverse change with respect to FGAC. The Closing is also conditional on, among other usual and customary conditions for transactions of this nature, the following conditions of Closing in favour of FGAC: (a) the truth and accuracy of the Company and Strong/MDI’s representations and warranties, (b) the compliance and/or performance by the Company and MDI of their covenants under the Acquisition Agreement, (c) the completion of all required third party authorizations, consents and approvals, and (d) there having been no material adverse change with respect to Strong/MDI or its business and there being no events, facts or circumstances that shall have occurred which would result or which could reasonably be expected to result, individually or in the aggregate, in a material adverse change with respect to Strong/MDI or its business.

It is anticipated that, upon completion of the MDI Acquisition, on a non-diluted basis and assuming completion of a $10 million private placement and the issuance of 338,560 Common Shares to CG Investments VII Inc. as consideration for its deferred underwriting fee, the Company will hold an ownership interest of approximately 29.6% in Saltire.